RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2011
Accounting Changes and Error Corrections [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS

4.	RECENTLY ISSUED ACCOUNTING STANDARDS

Adoption of new accounting standards

In January 2010, the Financial Accounting Standards Board ("FASB") issued authoritative guidance that changes the disclosure requirements for fair value measurements using significant unobservable inputs (Level 3). The updated guidance requires that Level 3 disclosures present information about purchases, sales, issuances and settlements on a gross basis.  The disclosure requirements for the treatment of purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  The Company adopted the guidance in the first quarter of 2011, which did not have a material impact on the Company's consolidated financial statements.

In December 2010, the FASB amended guidance on business combinations which requires a public entity to disclose pro forma information for business combinations that occurred in the current reporting period.  The disclosures include pro forma revenue and earnings of the combined entity for the current reporting period as though the acquisition date for all business combinations that occurred during the year had been as of the beginning of the annual reporting period, and when comparative financial statements are presented, the pro forma revenue and earnings of the combined entity for the comparable prior reporting period should be reported as though the acquisition date for all business combinations that occurred during the current year had been as of the beginning of the comparable prior annual reporting period.  The guidance was effective for annual reporting periods beginning on or after December 15, 2010. The adoption of this guidance did not have a material impact on the Company's consolidated financial position, results of operations or cash flows.

In April 2011, the FASB issued authoritative guidance to clarify when a modification or restructuring of a receivable constitutes a troubled debt restructuring. In evaluating whether such a modification or restructuring constitutes a troubled debt restructuring, a creditor must separately conclude that two conditions exist: (1) the modification or restructuring constitutes a concession and (2) the debtor is experiencing financial difficulties. The guidance is effective for the Company's interim and annual reporting periods beginning after June 15, 2011. The adoption of this newly issued guidance did not have a material impact on the Company's consolidated financial statements.

In September 2011, the FASB issued a pronouncement that is intended to lead employers to provide more information about an employer's financial obligations to multiemployer pension plans. Multiemployer pension plans commonly are used by an employer to provide benefits to union employees who may work for many employers during their working life, thereby enabling them to accrue benefits in a single pension plan for their retirement. Under this pronouncement, enhanced disclosures are required to be made by employers participating in a multiemployer plan. The enhanced disclosures are required for fiscal years ending after December 15, 2011 for public entities. The adoption of this guidance did not have a material impact on the Company's disclosures on its consolidated financial statements.

New accounting standards not yet adopted

In May 2011, the FASB amended existing guidance to achieve consistent fair value measurements and to clarify certain disclosure requirements for fair value measurements. The new guidance includes clarification about when the concept of highest and best use is applicable to fair value measurements, requires quantitative disclosures about inputs used and qualitative disclosures about the sensitivity of fair value measurements using unobservable inputs (Level 3 in the fair value hierarchy), and requires the classification of all assets and liabilities measured at fair value in the fair value hierarchy (including those assets and liabilities which are not recorded at fair value but for which fair value is disclosed). The guidance will be effective for our interim and annual reporting periods beginning after December 15, 2011. The Company is evaluating the impact of the adoption of this newly issued guidance but does not expect it to have a material impact on its consolidated financial statements.

In June 2011, the FASB amended guidance on the presentation of comprehensive income in financial statements.  The new guidance allows entities to present components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate but consecutive statements, and removes the current option to report other comprehensive income and its components in the statement of changes in equity.  Under the two-statement approach, an entity is required to present components of net income and total net income in the statement of net income.  The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.  The amendments in this update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. In January 2012, the FASB deferred the effective date for changes in the above guidance that relate to the presentation of reclassification adjustments out of Accumulated Other Comprehensive Income. The Company is evaluating the impact of the adoption of this guidance but does not expect it to have a material impact on its consolidated financial statements.

In September 2011, the FASB amended guidance on the procedure for testing goodwill for impairment. The amended guidance permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The amendments in this update are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company is evaluating the impact of the adoption of this amended guidance but does not expect it to have a material impact on its consolidated financial statements.

In December 2011, the FASB amended guidance on disclosures about offsetting assets and liabilities. The amendments require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amendments will enhance disclosures required by US GAAP by requiring improved information about financial instruments and derivative instruments that are either offset or subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with US GAAP. This information will enable users of an entity's financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update. The amendments will be required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. Adoption of this amended guidance will result in additional disclosures in the financial statements of the Company.